Capital - Local capital regulations (Details) - Asia insurance operations		1 Months Ended	12 Months Ended
	Mar. 31, 2009	Apr. 30, 2009	Dec. 31, 2020
China
Local capital regulations
Minimum core solvency ratio			50.00%
Minimum comprehensive solvency ratio			100.00%
Malaysia
Local capital regulations
Minimum Supervisory Target Capital Level percentage			130.00%
Percentage of foreign equity ownership	49.00%	70.00%